Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year	(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2024 $ million	2023 re- presented $ million	2022 re- presented $ million	2024 $ million	2023 re- presented $ million	2022 re- presented $ million	2024 $ million	2023 re- presented $ million	2022 re- presented $ million
Current tax
Current year	134	192	229	983	1,056	1,150	1,117	1,248	1,379
Adjustments in respect of prior years	(7)	41	14	(4)	(46)	22	(11)	(5)	36
	127	233	243	979	1,010	1,172	1,106	1,243	1,415
Deferred tax
Origination and reversal of temporary differences	39	36	(10)	113	(93)	41	152	(57)	31
Changes in tax rates	—	—	2	(18)	13	2	(18)	13	4
Adjustments in respect of prior years	16	7	—	38	(43)	(52)	54	(36)	(52)
	55	43	(8)	133	(123)	(9)	188	(80)	(17)
Taxation on profit	182	276	235	1,112	887	1,163	1,294	1,163	1,398

Schedule of exceptional tax (credits)/charges	(b) Exceptional tax charges/(credits)
The taxation charge includes the following exceptional items:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Brand impairment(1)	63	(154)	(69)
Disposal of businesses and brands(2)	(1)	37	29
Supply chain agility programme	(15)	(27)	—
Various dispute and litigation matters(3)	(23)	—	—
US guarantee fee claim(4)	—	(68)	—
Distribution termination fee	—	(14)	—
Winding down Russian operations	—	—	4
Other items	—	—	(4)
	24	(226)	(40)
(1) In the year ended 30 June 2024, an exceptional tax charge of $95 million was recognised in relation to the reversal of the Shui Jing Fang brand impairment charge, partly offset by an exceptional tax credit of $19 million in respect of the Chase brand impairment and the related tangible fixed asset and an exceptional tax credit of $13 million comprised of brand impairments in the US ready to drink portfolio. In the year ended 30 June 2023, an exceptional tax credit of $154 million was recognised mainly in respect of the impairment of the McDowell's brand. In the year ended 30 June 2022, the exceptional tax credit of $69 million related to the tax impact on the impairment of the McDowell's and Bell's brands for $45 million and $24 million, respectively.
(2)In the year ended 30 June 2023, the exceptional net tax charge of $37 million mainly comprised of a tax charge of $52 million in respect of the sale of Guinness
Cameroun S.A., partly offset by a tax credit of $11 million in respect of the sale of certain USL businesses. In the year ended 30 June 2022, a $29 million exceptional tax charge was recognised in respect of the gain on the sale of the Picon brand.
(3) In the year ended 30 June 2024, an exceptional tax credit of $23 million was recorded in relation to various dispute and litigation matters in North America, including certain costs and expenses associated therewith.
(4) In the year ended 30 June 2023, an exceptional tax credit of $68 million was recognised in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of US group entities. Following engagement with the tax authorities, guarantee fees for the periods ended 30 June 2012 to 30 June 2022 are fully deductible.

Schedule of taxation rate reconciliation and factors that may affect future tax charges	(c) Taxation rate reconciliation and factors that may affect future tax charges

	2024 $ million	2024%	2023 re-presented $ million	2023%	2022 re-presented $ million	2022%
Profit before taxation	5,460		5,642		5,808
Notional charge at UK corporation tax rate	1,365	25.0	1,157	20.5	1,104	19.0
Elimination of notional tax on share of after tax results of associates and joint ventures	(103)	(1.9)	(91)	(1.6)	(105)	(1.8)
Differences in overseas tax rates	(86)	(1.6)	116	2.0	217	3.7
Disposal of businesses and brands	17	0.3	(42)	(0.7)	38	0.7
Other items not chargeable	(72)	(1.3)	(76)	(1.3)	(66)	(1.1)
Impairment	6	0.1	(8)	(0.1)	45	0.8
Other items not deductible	70	1.3	85	1.5	71	1.2
Irrecoverable withholding taxes	55	1.0	46	0.8	51	0.9
Movement in provision in respect of uncertain tax positions(1)	6	0.1	34	0.6	55	0.9
Changes in tax rates	(18)	(0.3)	13	0.2	4	0.1
Adjustments in respect of prior years(2)	54	1.0	(71)	(1.3)	(16)	(0.3)
Taxation on profit	1,294	23.7	1,163	20.6	1,398	24.1
Tax rate before exceptional items	—	23.2	—	23.0	—	22.6
(1) Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(2)Excludes prior year movement in provisions. Included in the year ended 30 June 2023 was an exceptional tax credit of $68 million in respect of the deductibility of fees paid to Diageo plc for guaranteeing externally issued debt of its US group entities.

Schedule of deferred tax assets and liabilities	(d) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment $ million	Intangible assets $ million	Post employment plans $ million	Tax losses $ million	Other temporary differences(1) $ million	Total $ million
At 30 June 2022 (re-presented)	(566)	(2,290)	(316)	76	427	(2,669)
Exchange differences	15	42	(6)	4	(4)	51
Recognised in income statement	(35)	116	2	(19)	29	93
Recognised in other comprehensive income and equity	(7)	(37)	182	—	(55)	83
Tax rate change – recognised in income statement	(2)	(15)	(1)	1	4	(13)
Acquisition of subsidiaries	—	(85)	—	—	—	(85)
Transfer from asset held for sale	(3)	(44)	—	—	8	(39)
Sale of businesses	13	—	(2)	—	(5)	6
At 30 June 2023 (re-presented)	(585)	(2,313)	(141)	62	404	(2,573)
Exchange differences	9	35	—	(10)	(13)	21
Recognised in income statement	(79)	(132)	(6)	28	(17)	(206)
Recognised in other comprehensive loss and equity	(34)	(73)	6	—	(8)	(109)
Tax rate change – recognised in income statement	3	13	(1)	—	3	18
Tax rate change – recognised in other comprehensive loss and equity	(4)	(20)	—	—	(3)	(27)
Acquisition(2)	—	53	—	—	—	53
Transfer to asset held for sale	2	4	—	(16)	(8)	(18)
Sale of businesses	—	38	—	—	(1)	37
At 30 June 2024	(688)	(2,395)	(142)	64	357	(2,804)
(1) Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
(2) In the year ended 30 June 2024, a deferred tax asset of $53 million was recognised in relation to the purchase of shares of non-controlling interests in respect of
DeLeon Holdco LLC.

Schedule of net deferred assets and liabilities	After offsetting deferred tax assets and liabilities that relate to taxes levied by the same taxation authority on the same taxable fiscal unit, the net deferred tax liability comprises:

	2024 $ million	2023 re-presented $ million
Deferred tax assets	143	178
Deferred tax liabilities	(2,947)	(2,751)
	(2,804)	(2,573)

Schedule of unrecognized deferred tax assets and liabilities	(e) Unrecognised deferred tax assets
The following table shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is $724 million (2023 – $796 million).

	2024 $ million	2023 re-presented $ million
Capital losses – indefinite	123	123
Trading losses – indefinite	31	31
Trading and capital losses – expiry dates up to 2033	33	50
	187	204